Redeemable noncontrolling interest	12 Months Ended
Jun. 30, 2023
Redeemable noncontrolling interest
Redeemable noncontrolling interest
12.	Redeemable noncontrolling interest

During the business acquisition of Grand Doctor (Note 4), in addition to the cash consideration, the Group also granted each minority shareholders of Grand Doctor incremental rights as follows:

Redemption

The minority shareholder of Grand Doctor has the right to require the Group to redeem its shares held in Grand Doctor in the event (“Redemption Event”) that:

I.Annual revenue of Grand Doctor exceeds 50 million for calendar year 2022 or 2023;

II.Annual net income of Grand Doctor exceeds 6 million for calendar year 2022 or 2023;

III.Within two years after the closing of the acquisition of Grand Doctor, one subsidiary of Grand Doctor, Hainan Mingyimingzhen Medical Technology Co., Ltd completes the financing with third party with the valuation of no less than RMB100 million and actual financing amount no less than RMB10 million and the subsidiary has a positive EBIT for calendar year 2022 or 2023.

For any condition above is triggered, the minority shareholder has the right to request the Group to redeem its shares held in Grand Doctor with the price of RMB1.4 per share within 30 days of the events’ happening.

The redeemable noncontrolling interests of Grand Doctor are classified as mezzanine equity as they may be redeemed at the option of the minority shareholders of Grand Doctor on or after an agreed-upon date outside the sole control of the Group.

The redeemable noncontrolling interests were initially recorded at fair value. At each reporting date, the Group evaluates the probability of occurrence of any Redemption Event. If it is probable that a Redemption Event will occur and the noncontrolling interests will become redeemable, the Group recognizes changes in carrying value immediately as the Redemption Event occurs and adjusts the carrying value of the mezzanine equity to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable noncontrolling interests shall be affected by charges against retained earnings, or additional paid-in capital in the absence of retained earnings. Accordingly, if the noncontrolling interests are not currently redeemable and it is not probable that the noncontrolling interests will become redeemable, subsequent adjustment of the amount presented in temporary equity is unnecessary.